Quarterly Financial Data (Notes)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

QUARTERLY FINANCIAL DATA (UNAUDITED):
Summarized unaudited quarterly financial data is presented below. The sum of net income per Limited Partner unit by quarter does not equal the net income per limited partner unit for the year due to the computation of income allocation between the General Partner and Limited Partners and variations in the weighted average units outstanding used in computing such amounts.

	Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2014:
Revenues	$13,027	$14,088	$14,933	$13,427	$55,475
Gross profit	1,585	1,737	1,919	1,845	7,086
Operating income	706	769	809	159	2,443
Net income	483	548	513	(245)	1,299
Common Unitholders’ interest in net income (loss)	253	295	148	(90)	606
Basic net income (loss) per Common Unit	$0.76	$0.92	$0.44	$(0.28)	$1.77
Diluted net income (loss) per Common Unit	$0.76	$0.92	$0.44	$(0.28)	$1.77

	Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2013:
Revenues	$11,179	$12,063	$12,486	$12,607	$48,335
Gross profit	1,372	1,497	1,422	1,490	5,781
Operating income (loss)	541	671	545	(138)	1,619
Net income (loss)	402	411	415	(482)	746
Common Unitholders’ interest in net income (loss)	194	165	209	(666)	(98)
Basic net income (loss) per Common Unit	$0.63	$0.53	$0.55	$(1.90)	$(0.18)
Diluted net income (loss) per Common Unit	$0.63	$0.53	$0.55	$(1.90)	$(0.18)

The three months ended December 31, 2014 reflected the unfavorable impacts of $456 million related to non-cash inventory valuation adjustments primarily in our investment in Sunoco Logistics and retail marketing segments and Regency’s recognition of a goodwill impairment of $370 million. The three months ended December 31, 2013 reflected ETP’s recognition of a goodwill impairment of $689 million.
For the three months ended December 31, 2014 and 2013, distributions paid for the period exceeded net income attributable to partners by $544 million and $1.12 billion, respectively. Accordingly, the distributions paid to the General Partner, including incentive distributions, further exceeded net income, and as a result, a net loss was allocated to the Limited Partners for the period.